Fair Value (Aggregate Fair Value, Contractual Balance (Including Accrued Interest) And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value [Abstract]
Aggregate fair value	$ 2,812	$ 889
Contractual balance	2,801	884
Gain (loss)	$ 11	$ 5